Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management
Financial assets and liabilities	$ 6,226,100	$ 10,724,090
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	6,600,785	10,555,007
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	89,343	81,981
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	11,304	192,998
Trade payables
Financial instruments and financial risk management
Financial assets and liabilities	$ (475,332)	$ (105,896)